Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies [abstract]
Research and development commitments
(USD millions)	2025

2026	465

2027	1 376

2028	1 246

2029	802

2030	1 180

Thereafter	12 404

Total	17 473